Not FDIC Insured May Lose Value No Bank Guarantee
711-Q3PH

Schedule of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Schedule of Investments 6

Templeton Developing Markets Trust
Schedule of Investments (unaudited), September 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

I
a a Industry Shares a Value
a
Common Stocks 89.3%
Brazil 2.7%
a
Americanas SA .................. Internet & Direct Marketing Retail 1,378,747 $ 4,340,618
a
TOTVS SA ..................... Software 83,041 451,887
Vale SA ........................ Metals & Mining 1,346,229 17,981,336
a,b
XP, Inc., A ...................... Capital Markets 119,181 2,265,631
25,039,472
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,296,447 3,468,751
Chile 0.6%
b
Banco Santander Chile, ADR ....... Banks 371,400 5,203,314
China 26.8%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 4,768,179 47,583,274
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 31,492 2,519,045
a
Baidu, Inc., A .................... Interactive Media & Services 543,332 7,998,500
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 9,326,093
Chervon Holdings Ltd. ............. Household Durables 34,100 129,258
China Merchants Bank Co. Ltd., A .... Banks 4,983,305 23,479,772
China Resources Cement Holdings Ltd. Construction Materials 12,788,284 5,906,716
China Resources Land Ltd. ......... Real Estate Management & Development 627,857 2,459,245
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 3,139,319 1,975,905
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 273,090 14,495,617
d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 3,749,927 2,478,620
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 3,367,163 20,742,939
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,911,500 2,728,518
JD.com, Inc., A .................. Internet & Direct Marketing Retail 54,528 1,375,642
a
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 3,458,625 4,617,117
Longshine Technology Group Co. Ltd., A Software 739,115 2,220,977
NetEase , Inc. ................... Entertainment 470,514 7,099,790
Ping An Bank Co. Ltd., A ........... Banks 3,816,533 6,337,004
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,744,987 8,705,382
a
Prosus NV ..................... Internet & Direct Marketing Retail 372,948 19,404,213
Tencent Holdings Ltd. ............. Interactive Media & Services 1,061,622 35,857,683
a,b
Tencent Music Entertainment Group,
ADR ........................ Entertainment 1,779,971 7,226,682
Uni -President China Holdings Ltd. .... Food Products 11,567,898 9,692,884
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,104,490
a,d
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 433,460 2,580,321
249,045,687
Hong Kong 1.4%
Techtronic Industries Co. Ltd. ....... Machinery 1,365,300 13,027,861
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 436,594 7,475,770
India 12.3%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 143,975 11,238,391
HDFC Bank Ltd. ................. Banks 772,561 13,357,050
ICICI Bank Ltd. .................. Banks 6,024,006 63,115,508
Infosys Ltd. ..................... IT Services 571,004 9,767,877

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Tata Consultancy Services Ltd. ...... IT Services 237,999 $ 8,704,185
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 11,045,259 8,340,687
114,523,698
Indonesia 0.9%
Astra International Tbk . PT ......... Automobiles 20,051,668 8,677,347
Mexico 2.3%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 3,726,457 19,004,931
a,d
Nemak SAB de CV, 144A, Reg S .... Auto Components 8,826,866 1,941,560
20,946,491
Pakistan 0.1%
Habib Bank Ltd. ................. Banks 3,424,757 1,046,645
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 212,707 4,266,902
Philippines 0.3%
BDO Unibank , Inc. ............... Banks 1,411,517 2,668,116
Russia 0.0%
c
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
a,c
Sberbank of Russia PJSC .......... Banks 5,058,740 —
a,c,d
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 134,941 —
a,c
Yandex NV, A ................... Interactive Media & Services 424,692 —
—
South Africa 0.7%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 1,185,231 3,940,757
Netcare Ltd. .................... Health Care Providers & Services 3,929,970 2,977,816
6,918,573
South Korea 16.9%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 386,780 8,302,346
KT Skylife Co. Ltd. ............... Media 452,147 2,504,468
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 153,870 3,767,740
LG Chem Ltd. ................... Chemicals 8,617 3,156,866
LG Corp. ....................... Industrial Conglomerates 464,355 23,633,034
NAVER Corp. ................... Interactive Media & Services 181,620 24,005,884
POSCO Holdings, Inc. ............ Metals & Mining 67,716 9,800,480
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,451,194 52,870,837
Samsung Life Insurance Co. Ltd. ..... Insurance 426,769 18,341,006
Soulbrain Co. Ltd. ................ Chemicals 81,798 9,973,400
156,356,061
Taiwan 14.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,930,224 6,167,012
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,783,661 30,710,912
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 7,500,538 99,200,732
136,078,656
Thailand 2.4%
Kasikornbank PCL ............... Banks 3,150,973 11,933,694
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 3,970,009
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 9,182,907 2,564,559

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 9 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Thai Beverage PCL ............... Beverages 9,206,700 $ 3,832,885
22,301,147
United Kingdom 1.6%
Unilever plc ..................... Personal Products 345,109 15,163,360
United States 3.9%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 264,642 15,201,036
Genpact Ltd. .................... IT Services 482,702 21,127,867
36,328,903
Total Common Stocks (Cost $874,729,070) .....................................
828,536,754
a
Preferred Stocks 8.0%
Brazil 8.0%
e
Banco Bradesco SA, ADR, 3.21% .... Banks 6,787,589 24,978,328
e
Itau Unibanco Holding SA, ADR, 3.02% Banks 4,595,819 23,760,384
e
Petroleo Brasileiro SA, 38.6% ....... Oil, Gas & Consumable Fuels 4,601,359 25,423,287
74,161,999
Total Preferred Stocks (Cost $81,850,689) ......................................
74,161,999
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $956,579,759) ...............................
902,698,753
Short Term Investments 3.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.2%
United States 3.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 30,030,274 30,030,274
Total Money Market Funds (Cost $30,030,274) ..................................
30,030,274
a a a a a
Total Short Term Investments (Cost $30,030,274 ) ................................
30,030,274
a a a
Total Investments (Cost $986,610,033) 100.5% ..................................
$932,729,027
Other Assets, less Liabilities (0.5)% ...........................................
(4,707,694)
Net Assets 100.0% ...........................................................
$928,021,333
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2022.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $7,000,501, representing 0.8% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 5,912,137 $ 175,214,328 $ (151,096,191) $ — $ — $ 30,030,274 30,030,274 $ 105,836
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $8,983,873 $(8,983,873) $— $— $— — $45
Total Affiliated Securities ... $5,912,137 $184,198,201 $(160,080,064) $— $— $30,030,274 $105,881
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 25,039,472 $ — $ — $ 25,039,472
Cambodia ............................ — 3,468,751 — 3,468,751
Chile ................................ 5,203,314 — — 5,203,314
China ............................... 24,241,344 215,478,250 9,326,093 249,045,687
Hong Kong ........................... — 13,027,861 — 13,027,861
Hungary ............................. — 7,475,770 — 7,475,770

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2022, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
India ................................ $ — $ 114,523,698 $ — $ 114,523,698
Indonesia ............................ — 8,677,347 — 8,677,347
Mexico .............................. 20,946,491 — — 20,946,491
Pakistan ............................. 1,046,645 — — 1,046,645
Peru ................................ 4,266,902 — — 4,266,902
Philippines ............................ — 2,668,116 — 2,668,116
Russia ............................... — — —
a
—
South Africa ........................... — 6,918,573 — 6,918,573
South Korea .......................... — 156,356,061 — 156,356,061
Taiwan ............................... — 136,078,656 — 136,078,656
Thailand ............................. — 22,301,147 — 22,301,147
United Kingdom ........................ — 15,163,360 — 15,163,360
United States .......................... 36,328,903 — — 36,328,903
Preferred Stocks ........................ 74,161,999 — — 74,161,999
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 30,030,274 — — 30,030,274
Total Investments in Securities ........... $221,265,344 $702,137,590
c
$9,326,093 $932,729,027
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at September 30, 2022.
b
Includes financial instruments determined to have no value at September 30, 2022.
c
Includes foreign securities valued at $702,137,590, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
China ...... $ 13,507,904 $ — $ — $ — $ — $ — $ — $ (4,181,81 1 ) $ 9,326,09 3 $ (4,181,81 1 )
Russia ...... — 35,040,753 — 27,255,890 — — — (62,296,643) —
c
(62,296,643)
Escrows and
Litigation Trusts —
c
— — — — — — — —
c
—
Total Investments in
Securities ....... $13,507,904 $35,040,753 $— $27,255,890 $— $— $— $(66,478,454) $9,326,093 $(66,478,454)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Common Stocks:
China
.....................
$9,326,093 Index adjusted Discount 0.0% Decrease
Index movement -3.6% Increase
All Other Investments
..........
—
b
Total
.......................
$9,326,093
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Includes securities determined to have no value at September 30, 2022.
4. Fair Value Measurements
(continued)
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt